PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                           SUPPLEMENT - Jan. 31, 2005*

Fund Name (Date)                                     Prospectus Form#/SAI Form#

AXP(R) Partners International
Aggressive Growth Fund (12/30/04)                      S-6243-99 G/S-6242-20 G
AXP(R) Partners International Select
Value Fund (12/30/04)                                  S-6242-99 G/S-6242-20 G
AXP(R) Threadneedle International Fund (12/30/04)      S-6140-99 Z/S-6140-20 Z

The following Lipper indexes are replacing the Lipper indexes used to compare the Funds' performance and for purposes of the performance incentive adjustment:

AXP Partners International Aggressive Growth Fund

The Lipper International Multi-Cap Growth Funds Index includes the 10 largest international multi-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AXP Partners International Select Value Fund

The Lipper International Multi-Cap Value Funds Index includes the 10 largest international multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AXP Threadneedle International Fund

The Lipper International Large-Cap Core Funds Index includes the 10 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




S-6243-5 A (1/05)

Valid until next update
* Destroy Dec. 30, 2005